INTANGIBLE ASSETS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 26,900,000
Intangible Assets, Gross (Excluding Goodwill), Total	28,800,000
Amortization of Intangible Assets	3,584,000	1,977,000
Amortization Of Intangible Assets Accumulated Amortization	1,900,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	12,378,000	12,275,000	12,272,000
Amortization of Intangible Assets	664,000	664,000
Patents And Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Filed Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	12,300,000
Provisional Patents And Pending Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	100,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,900,000	1,300,000
Intangible Assets, Gross (Excluding Goodwill), Total	16,455,000	14,788,000	12,226,000
Amortization of Intangible Assets	2,920,000	1,313,000
Software Development [Member] | xMax Cognitive Radio Products [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	$ 1,800,000